Stock Grants (Details Narrative) (10-K) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Restricted common stock, value						$ 1,806,222
Stock compensation expense				$ 204,083	$ 771,358	$ 708,059	$ 11,667,361
Director [Member]
Restricted common stock, shares	27,778	357,143				458,170	776,753
Restricted common stock, value	$ 4,166	$ 25,000				$ 116,667	$ 706,234
Stock compensation expense	$ 4,166		$ 50,000	$ 29,166	$ 360,931	$ 410,931	$ 411,970
Consultant [Member]
Restricted common stock, shares						100,000	250,000
Stock compensation expense						$ 45,000	$ 87,500